Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 793,239	$ 933,178	[1]	$ 869,235	[1]
Cost of goods sold and services rendered	(609,965)	(766,727)	[1]	(678,581)	[1]
Initial recognition and changes in fair value of biological assets and agricultural produce	16,195	63,220	[1]	125,456	[1]
Changes in net realizable value of agricultural produce after harvest	(909)	8,852	[1]	(5,841)	[1]
Margin on manufacturing and agricultural activities before operating expenses	198,560	238,523	[1]	310,269	[1]
General and administrative expenses	(56,080)	(57,299)	[1]	(50,750)	[1]
Selling expenses	(90,215)	(95,399)	[1]	(80,673)	[1]
Other operating income, net	104,232	43,763	[1]	5,752	[1]
Profit from operations	156,497	129,588	[1]	184,598	[1]
Depreciation and amortization	(154,254)			(127,500)
Net gain from Fair value adjustment of investment property	13,409			14,049
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(17,370)
Cost of goods sold and services rendered	13,278
Initial recognition and changes in fair value of biological assets and agricultural produce	(14,830)
Changes in net realizable value of agricultural produce after harvest	(3,613)
Margin on manufacturing and agricultural activities before operating expenses	(22,535)
General and administrative expenses	346
Selling expenses	1,939
Other operating income, net	4,505
Profit from operations	(15,745)
Depreciation and amortization	(1,085)
Net gain from Fair value adjustment of investment property	2,729
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	810,609	933,178		869,235
Cost of goods sold and services rendered	(623,243)	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	31,025	63,220		125,456
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	221,095	238,523
General and administrative expenses	(56,426)	(57,299)
Selling expenses	(92,154)	(95,399)
Other operating income, net	99,727	43,763
Profit from operations	172,242	129,588
Depreciation and amortization	(153,169)	(151,007)
Net gain from Fair value adjustment of investment property	10,680	4,302
Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered		0		0
Cost of goods sold and services rendered		0		0
Initial recognition and changes in fair value of biological assets and agricultural produce		0		0
Changes in net realizable value of agricultural produce after harvest		0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses		(21,581)		(20,686)
Selling expenses		(43)		(79)
Other operating income, net		(40)		(192)
Profit from operations	(19,971)	(21,664)		(20,957)
Depreciation and amortization		0		0
Net gain from Fair value adjustment of investment property		0		0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Margin on manufacturing and agricultural activities before operating expenses	0
Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	0
General and administrative expenses	(19,626)
Selling expenses	(178)
Other operating income, net	(167)
Profit from operations	(19,971)
Depreciation and amortization	0
Net gain from Fair value adjustment of investment property	0
Rice | Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
General and administrative expenses	(18,193)
Selling expenses	(145)
Other operating income, net	(131)
Profit from operations	(18,469)
Depreciation and amortization	0
Net gain from Fair value adjustment of investment property	0
Rice | Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
General and administrative expenses	1,433
Selling expenses	33
Other operating income, net	36
Profit from operations	1,502
Depreciation and amortization	0
Net gain from Fair value adjustment of investment property	0
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	299,671	322,559		272,543
Cost of goods sold and services rendered	(274,627)	(305,221)		(258,088)
Initial recognition and changes in fair value of biological assets and agricultural produce	51,878	39,430		64,751
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	79,626	65,620		73,365
General and administrative expenses	(11,498)	(8,912)		(7,416)
Selling expenses	(22,534)	(21,692)		(18,076)
Other operating income, net	15,310	13,384		14,847
Profit from operations	60,904	48,400		62,720
Depreciation and amortization	(9,967)	(6,558)		(5,291)
Net gain from Fair value adjustment of investment property	10,680	4,302		14,049
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	155,418
Cost of goods sold and services rendered	(156,936)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,667
Changes in net realizable value of agricultural produce after harvest	(909)
Margin on manufacturing and agricultural activities before operating expenses	26,240
General and administrative expenses	(4,202)
Selling expenses	(5,447)
Other operating income, net	7,163
Profit from operations	23,754
Depreciation and amortization	(2,026)
Net gain from Fair value adjustment of investment property	0
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(9,120)
Cost of goods sold and services rendered	9,052
Initial recognition and changes in fair value of biological assets and agricultural produce	(7,755)
Changes in net realizable value of agricultural produce after harvest	(3,613)
Margin on manufacturing and agricultural activities before operating expenses	(11,436)
General and administrative expenses	37
Selling expenses	474
Other operating income, net	1,741
Profit from operations	(9,184)
Depreciation and amortization	(329)
Net gain from Fair value adjustment of investment property	0
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	164,538	197,222		142,124
Cost of goods sold and services rendered	(165,988)	(196,302)		(141,731)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	17,158		48,790
Changes in net realizable value of agricultural produce after harvest	2,704	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	37,676	26,930		43,342
General and administrative expenses	(4,239)	(2,981)		(2,770)
Selling expenses	(5,921)	(7,501)		(5,692)
Other operating income, net	5,422	7,719		(8,787)
Profit from operations	32,938	24,167		26,093
Depreciation and amortization	(1,697)	(1,511)		(1,369)
Net gain from Fair value adjustment of investment property	0	0		0
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	95,403
Cost of goods sold and services rendered	(74,973)
Initial recognition and changes in fair value of biological assets and agricultural produce	4,125
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	24,555
General and administrative expenses	(5,939)
Selling expenses	(14,090)
Other operating income, net	217
Profit from operations	4,743
Depreciation and amortization	(6)
Net gain from Fair value adjustment of investment property	0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(4,610)
Cost of goods sold and services rendered	766
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,842)
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	(8,686)
General and administrative expenses	(869)
Selling expenses	1,375
Other operating income, net	(58)
Profit from operations	(8,238)
Depreciation and amortization	5,840
Net gain from Fair value adjustment of investment property	0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	100,013	86,478		96,562
Cost of goods sold and services rendered	(75,739)	(71,087)		(83,574)
Initial recognition and changes in fair value of biological assets and agricultural produce	8,967	10,236		10,498
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	33,241	25,627		23,486
General and administrative expenses	(5,070)	(4,699)		(3,373)
Selling expenses	(15,465)	(13,324)		(11,583)
Other operating income, net	275	724		402
Profit from operations	12,981	8,328		8,932
Depreciation and amortization	(5,846)	(3,851)		(2,766)
Net gain from Fair value adjustment of investment property	0	0		0
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	29,710
Cost of goods sold and services rendered	(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	5,455
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	7,038
General and administrative expenses	(2,280)
Selling expenses	(942)
Other operating income, net	(997)
Profit from operations	2,819
Depreciation and amortization	(2,533)
Net gain from Fair value adjustment of investment property	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(3,491)
Cost of goods sold and services rendered	3,361
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,840)
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	(1,970)
General and administrative expenses	(246)
Selling expenses	41
Other operating income, net	58
Profit from operations	(2,117)
Depreciation and amortization	(280)
Net gain from Fair value adjustment of investment property	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	33,201	37,523		32,897
Cost of goods sold and services rendered	(31,488)	(36,979)		(32,571)
Initial recognition and changes in fair value of biological assets and agricultural produce	7,295	11,769		5,476
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	9,008	12,313		5,802
General and administrative expenses	(2,034)	(1,058)		(983)
Selling expenses	(983)	(711)		(752)
Other operating income, net	(1,055)	662		686
Profit from operations	4,936	11,206		4,753
Depreciation and amortization	(2,253)	(1,037)		(964)
Net gain from Fair value adjustment of investment property	0	0		0
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,770
Cost of goods sold and services rendered	(1,313)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,199)
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	(742)
General and administrative expenses	(164)
Selling expenses	(149)
Other operating income, net	13,396
Profit from operations	12,341
Depreciation and amortization	(177)
Net gain from Fair value adjustment of investment property	13,409
Farming | All other segments | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(149)
Cost of goods sold and services rendered	99
Initial recognition and changes in fair value of biological assets and agricultural produce	(393)
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	(443)
General and administrative expenses	(9)
Selling expenses	16
Other operating income, net	2,728
Profit from operations	2,292
Depreciation and amortization	(6)
Net gain from Fair value adjustment of investment property	2,729
Farming | All other segments | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,919	1,336		960
Cost of goods sold and services rendered	(1,412)	(853)		(212)
Initial recognition and changes in fair value of biological assets and agricultural produce	(806)	267		(13)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	(299)	750		735
General and administrative expenses	(155)	(174)		(290)
Selling expenses	(165)	(156)		(49)
Other operating income, net	10,668	4,279		22,546
Profit from operations	10,049	4,699		22,942
Depreciation and amortization	(171)	(159)		(192)
Net gain from Fair value adjustment of investment property	$ 10,680	$ 4,302		$ 14,049

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.